Cover	Mar. 16, 2023
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Mar. 16, 2023
Entity Registrant Name	American Strategic Investment Co.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-39448
Entity Tax Identification Number	46-4380248
Entity Address, Address Line One	650 Fifth Avenue
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001595527
Amendment Flag	false
Class A common stock, $0.01 par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, $0.01 par value per share
Trading Symbol	NYC
Security Exchange Name	NYSE
Class A Preferred Stock Purchase Rights
Entity Listings [Line Items]
Title of 12(b) Security	Class A Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true